Operating expenses - Share-based payments (Details) £ / shares in Units, £ in Millions, shares in Millions, Option in Millions, EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) EquityInstruments Option shares £ / shares	Dec. 31, 2023 GBP (£) EquityInstruments Option £ / shares	Dec. 31, 2022 GBP (£) Option EquityInstruments £ / shares
Shares awarded
Share-based payments, market price measurement period preceding grant date	5 days
Minimum
Value at grant
Long - term incentives vest	3 years
Maximum
Value at grant
Long - term incentives vest	7 years
Shares awarded
Share-based payments, volatility measurement period	5 years
Sharesave
Average exercise price
At 1 January | £ / shares	£ 1.59	£ 1.63	£ 1.61
Granted | £ / shares	2.94	1.42	1.86
Exercised | £ / shares	1.52	1.44	1.88
Cancelled | £ / shares	1.6	1.72	1.6
At 31 December | £ / shares	£ 1.93	£ 1.59	£ 1.63
Shares under option
At 1 January | Option	114.0	99.0	95.0
Granted | Option	24.0	43.0	25.0
Exercised | Option	(32.0)	(23.0)	(15.0)
Cancelled | Option	(5.0)	(5.0)	(6.0)
At 31 December | Option	101.0	114.0	99.0
Options exercisable, vesting period	6 months
Options exercisable | Option	8.9	19.0	5.1
Weighted average share price | £ / shares	£ 4.03	£ 2.2	£ 2.59
Weighted average remaining contractual life of outstanding share options	2 years 4 months 6 days	2 years 3 months	2 years
Fair value of of options granted during the period	£ 28.3	£ 27.3	£ 22.1
Shares awarded
Share-based payments, market price measurement period preceding grant date	3 days
Sharesave | Minimum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 1.42	£ 1.12	£ 1.12
Sharesave | Maximum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 2.94	£ 1.89	£ 2.27
Deferred performance awards
Shares under option
Options exercisable, vesting period	3 years
Value at grant
At 1 January	£ 76.0	£ 93.0	£ 132.0
Granted	50.0	52.0	46.0
Forfeited	(3.0)	(2.0)	(4.0)
Vested	(57.0)	(67.0)	(81.0)
At 31 December	£ 66.0	£ 76.0	£ 93.0
Shares awarded
At 1 January (in shares) | EquityInstruments	35	46	65
Granted (in shares) | EquityInstruments	23	20	20
Forfeited (in shares) | EquityInstruments	(1)	(1)	(2)
Vested/exercised (in shares) | EquityInstruments	(27)	(30)	(37)
At 31 December (in shares) | EquityInstruments	30	35	46
Long-term incentives
Value at grant
At 1 January	£ 49.0	£ 49.0	£ 44.0
Granted	9.0	11.0	16.0
Vested	(11.0)	(10.0)	(10.0)
Lapsed	(7.0)	(1.0)	(1.0)
At 31 December	£ 40.0	£ 49.0	£ 49.0
Shares awarded
At 1 January (in shares) | EquityInstruments	23	23	21
Granted (in shares) | EquityInstruments	5	5	7
Vested/exercised (in shares) | EquityInstruments	(5)	(4)	(4)
Lapsed (in shares) | EquityInstruments	(4)	(1)	(1)
At 31 December (in shares) | EquityInstruments	19	23	23
Market value of awards vested and exercised	£ 19.3	£ 9.5	£ 11.7
Sharing in Success
Share-based payments
Total granted (in shares) | shares	16
Value at grant
Granted	£ 49.0
Vested	£ (49.0)
Shares awarded
Vested/exercised (in shares) | shares	(16)